Segment Information - Summary of Company's Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenue	$ 93,025	$ 89,434
Stream, royalty and other interests	356,612	395,533
Hod Maden and other investments in associates	112,906	116,585
Other Royalties [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	35,400	35,400
Hod Maden and other investments in associates	16,200
Hod Maden [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	5,800	5,800
Hod Maden and other investments in associates	$ 96,700	$ 116,600
Top of Range [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Percentage of companys sales gross margin or aggregate asset book value	10.00%	10.00%
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	$ 34,365	$ 25,832
Royalty revenue [member] | Bracemac-McLeod [member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	1,400	1,200
Royalty revenue [member] | Bracemac-McLeod [member] | Zinc product [member]
Disclosure of operating segments [line items]
Total revenue	1,500	2,100
Royalty revenue [member] | Other Royalties [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	7,300	6,300
Royalty revenue [member] | Other Royalties [member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	500	800
CANADA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	3,200	2,200
ARGENTINA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,100	1,100
UNITED STATES | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	600	1,100
HONDURAS | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,000	1,000
Other Geographical Area [member] | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	$ 1,900	$ 1,700